Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000	1,000,000	100,000,000
Common stock, shares, outstanding	742,563	70,421	970,457
Common stock, shares, issued	742,563	70,421	970,457
Class B Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares, outstanding	3,891,500	3,891,500	4,300,000
Common stock, shares, issued	3,891,500	3,891,500	4,300,000
Convertible Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000	1,000,000
Preferred stock, shares outstanding	81,142	403,640	0
Preferred stock, shares issued	81,142	403,640	0
Previously Reported | Class A Common Stock
Common stock par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		100,000,000
Common stock, shares, outstanding		7,042,106
Common stock, shares, issued		7,042,106
Previously Reported | Class B Common Stock
Common stock par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		20,000,000
Common stock, shares, outstanding		3,891,500
Common stock, shares, issued		3,891,500
Previously Reported | Convertible Series A Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001
Preferred stock, shares authorized		1,000,000
Preferred stock, shares outstanding		403,640
Preferred stock, shares issued		403,640